Receivables from Customers, Broker-Dealers and Clearing Organizations, Net	12 Months Ended
Jun. 30, 2025
Receivables from Customers, Broker-Dealers and Clearing Organizations, Net [Abstract]
RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATIONS, NET

4. RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATIONS, NET

	As of June 30,
	2025	2024
	US$	US$
Receivables from customers	—	1,458
Receivables from broker-dealers	5,857,512	978,522
Receivables from clearing organizations	134,368	24,253
	5,991,880	1,004,233
Less: allowance for expected credit losses	—	—
Receivables from customers, broker-dealers and clearing organizations, net	5,991,880	1,004,233

All the receivables from broker-dealers and clearing organizations as of June 30, 2025 have been fully received in July 2025.